Subsequent Events (Details Textual) (USD $)	6 Months Ended
	Jun. 30, 2012	Aug. 06, 2012
Percentage Of Profit Interest Acquired		100.00%
Consideration For Profit Interest Acquired		$ 15,000,000
Percentage Of Blgp Profit Interest		100.00%
Description Of Stock Holders Earnings Based On Rolling Chip Turnover	Additionally, if BLGP's Rolling Chip Turnover is at least US$2.5 billion (Earnout Threshold) in each of the three years ending December 31, 2013, 2014 and 2015, its shareholders would receive US$13 million and 625,000 ordinary shares of AERL each year.
Description Of Additional and Maximum Stock Holders Earnings Based On Rolling Chip Turnover	$ 0